SEGMENT REPORTING (Tables)	12 Months Ended
Jun. 30, 2024
SEGMENT REPORTING
Summary of segment reporting information

	For the years ended June 30,
	2022	2023	2024	2024
	RMB	RMB	RMB	US Dollars
Automation product and software	¥31,944,055	¥26,628,216	¥26,831,668	$3,692,160
Equipment and accessories	17,159,381	16,248,197	20,471,950	2,817,034
Oilfield environmental protection	25,335,363	19,116,560	17,576,573	2,418,617
Platform outsourcing services	9,338,772	5,121,405	3,974,089	546,853
Total revenue	¥83,777,571	¥67,114,378	¥68,854,280	$9,474,664

	For the year ended June 30, 2024
	Automation	Equipment,	Oilfield	Platform
	product and	accessories	environmental	outsourcing	Chemical
	software	and others	protection	services	recycle	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	¥26,831,668	¥20,471,950	¥17,576,573	¥3,974,089	¥—	¥68,854,280
Cost of revenue and related tax	23,864,941	14,097,459	9,240,828	637,903	135,705	47,976,836
Gross profit	¥2,966,727	¥6,374,491	¥8,335,745	¥3,336,186	¥(135,705)	¥20,877,444
Depreciation and amortization	¥493,633	¥289,234	¥2,059,292	¥1,865	¥175,003	¥3,019,027
Total capital expenditures	¥146,367	¥150,081	¥—	¥2,989	¥15,000,251	¥15,299,688
Timing of revenue recognition
Goods transferred at a point in time	¥20,032,784	¥20,471,950	¥17,576,573	¥199,918	¥—	¥58,281,225
Services rendered over time	6,798,884	—	—	3,774,171	—	10,573,055
Total revenue	¥26,831,668	¥20,471,950	¥17,576,573	¥3,974,089	¥—	¥68,854,280

	For the year ended June 30, 2023
	Automation	Equipment	Oilfield	Platform
	product and	and	environmental	outsourcing
	software	accessories	protection	services	Total
	RMB	RMB	RMB	RMB	RMB
Revenue	¥26,628,216	¥16,248,197	¥19,116,560	¥5,121,405	¥67,114,378
Cost of revenue and related tax	23,610,281	8,945,796	13,955,673	1,735,645	48,247,395
Gross profit	¥3,017,935	¥7,302,401	¥5,160,887	¥3,385,760	¥18,866,983
Depreciation and amortization	¥857,332	¥689,552	¥2,077,165	¥59,537	¥3,683,586
Total capital expenditures	¥803,311	¥46,681	¥75,728	¥14,953	¥940,673
Timing of revenue recognition
Goods transferred/service rendered at a point in time	¥18,640,699	¥16,248,197	¥19,116,560	¥4,470,462	¥58,475,918
Services rendered over time	7,987,517	—	—	650,943	8,638,460
Total revenue	¥26,628,216	¥16,248,197	¥19,116,560	¥5,121,405	¥67,114,378

	For the year ended June 30, 2022
	Automation	Equipment	Oilfield	Platform
	product and	and	environmental	outsourcing
	software	accessories	protection	services	Total
	RMB	RMB	RMB	RMB	RMB
Revenue	¥31,944,055	¥17,159,381	¥25,335,363	¥9,338,772	¥83,777,571
Cost of revenue and related tax	29,824,014	10,479,615	20,222,446	3,826,759	64,352,834
Gross profit	¥2,120,041	¥6,679,766	¥5,112,917	¥5,512,013	¥19,424,737
Depreciation and amortization	¥421,619	¥814,960	¥2,045,601	¥57,688	¥3,339,868
Total capital expenditures	¥14,823	¥21,456	¥768,795	¥194,578	¥999,652
Timing of revenue recognition
Goods transferred/service rendered at a point in time	¥31,944,055	¥17,159,381	¥15,779,825	¥9,338,772	¥74,222,033
Services rendered over time	—	—	9,555,538	—	9,555,538
Total revenue	¥31,944,055	¥17,159,381	¥25,335,363	¥9,338,772	¥83,777,571

	June 30,	June 30,	June 30,
	2023	2024	2024
	RMB	RMB	US Dollars
Total assets:
Automation product and software	¥167,009,315	¥132,194,082	$18,190,511
Equipment, accessories and others	170,809,759	145,316,223	19,996,178
Oilfield environmental protection	107,393,609	78,023,782	10,736,430
Platform outsourcing services	86,611,894	61,931,606	8,522,072
Chemical recycling	—	134,923,821	18,566,136
Total assets	¥531,824,577	¥552,389,514	$76,011,327